UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2009
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Check here if Amendment [ ];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Advisor Partners, LLC
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Address:    45 Belden Place, 2nd Floor
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            San Francisco, CA 94104
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Form 13F File Number:   28-13399
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Al Steele
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Title:      Chief Executive Officer
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Phone:      415-477-9977
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Signature, Place, and Date of Signing:

      /s/ Al Steele                 San Jose, CA                   11-12-2009
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               [Signature]                [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number          Name

          28-
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          [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:               75
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Form 13F Information Table Value Total:               63,374.55
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.      Form 13F File Number Name

          1       28-13398                     Bellatore Financial, Inc.
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        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                               TITLE OF              VALUE        SHARES      SH/      PUT/  INVSTMT        OTHER   VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT      PRN      CALL  DSCRETN       MANAGERS SOLE SHARED NONE
         --------------        -----     -----     ---------     -------      ---      ----  -------       -------- ---- ------ ----
Abbott Laboratories            Common    002824100    792.66      16023                      SHARED-DEFINED    1    SOLE
Altria Group                   Common    02209S103    437.22      24549                      SHARED-DEFINED    1    SOLE
AMERICAN EXPRESS COMPANY       Common    025816109    474.43      13993                      SHARED-DEFINED    1    SOLE
AMGEN INCORPORATED             Common    031162100    646.81      10734                      SHARED-DEFINED    1    SOLE
Archer-Daniels-Midlnd Co       Common    039483102    307.95      10539                      SHARED-DEFINED    1    SOLE
AT&T                           Common    00206R102  1,708.19      63183                      SHARED-DEFINED    1    SOLE
BANK OF AMERICA CORP           Common    060505104  1,251.73      73943                      SHARED-DEFINED    1    SOLE
BANK OF NEW YORK Mellon        Common    064058100    420.87      14517                      SHARED-DEFINED    1    SOLE
BRISTOL-MYERS SQUIBB CO        Common    110122108    528.54      23466                      SHARED-DEFINED    1    SOLE
C V S CORP DEL                 Common    126650100    649.58      18166                      SHARED-DEFINED    1    SOLE
CHEVRONTEXACO CORP             Common    166764100  1,339.37      19001                      SHARED-DEFINED    1    SOLE
CISCO SYSTEMS INC              Common    17275R102  1,307.34      55537                      SHARED-DEFINED    1    SOLE
COCA COLA COMPANY              Common    191216100  1,011.06      18812                      SHARED-DEFINED    1    SOLE
Comcast Corp New Cl A          Common    20030N101    501.27      29673                      SHARED-DEFINED    1    SOLE
Conocophillips                 Common    20825C104    660.78      14622                      SHARED-DEFINED    1    SOLE
Corning Inc                    Common    219350105    305.45      19950                      SHARED-DEFINED    1    SOLE
Dell Inc.                      Common    24702R101    339.08      22220                      SHARED-DEFINED    1    SOLE
DISNEY WALT HLDG CO            Common    254687106    620.13      22578                      SHARED-DEFINED    1    SOLE
Dow Chemical Company           Common    260543103    413.51      15857                      SHARED-DEFINED    1    SOLE
DU PONT E I DE NEMOUR&CO       Common    263534109    380.98      11852                      SHARED-DEFINED    1    SOLE
DUKE ENERGY CORPORATION        Common    26441C105    233.28      14819                      SHARED-DEFINED    1    SOLE
E M C CORP MASS                Common    268648102    525.65      30848                      SHARED-DEFINED    1    SOLE
Ebay Inc                       Common    278642103    330.02      13984                      SHARED-DEFINED    1    SOLE
EMERSON ELECTRIC CO            Common    291011104    451.18      11257                      SHARED-DEFINED    1    SOLE
EXXON MOBIL CORPORATION        Common    30231G102  3,182.13      46378                      SHARED-DEFINED    1    SOLE
GENERAL ELECTRIC COMPANY       Common    369604103  1,548.11      94281                      SHARED-DEFINED    1    SOLE
Gilead Sciences Inc            Common    375558103    514.66      11067                      SHARED-DEFINED    1    SOLE
HALLIBURTON CO HLDG CO         Common    406216101    330.24      12177                      SHARED-DEFINED    1    SOLE
Hewlett-Packard Company        Common    428236103  1,549.67      32808                      SHARED-DEFINED    1    SOLE
HOME DEPOT INC                 Common    437076102    512.14      19222                      SHARED-DEFINED    1    SOLE
HONEYWELL INTERNATIONAL        Common    438516106    393.59      10591                      SHARED-DEFINED    1    SOLE
INTEL CORP                     Common    458140100  1,218.13      62243                      SHARED-DEFINED    1    SOLE
INTL BUSINESS MACHINES         Common    459200101  1,766.40      14767                      SHARED-DEFINED    1    SOLE
Ishares S&P 1500 Indx Fd       Common    464287150  2,288.07      48088                      SHARED-DEFINED    1    SOLE
Ishares S&P Smallcap           Common    464287879    613.22      10923                      SHARED-DEFINED    1    SOLE
Ishares Tr Goldman Sachs       Common    464287374  1,081.57      33402                      SHARED-DEFINED    1    SOLE
Ishares Tr Msci Eafe Fd        Common    464287465    754.64      13801                      SHARED-DEFINED    1    SOLE
Ishares Tr Russell 3000 Index  Common    464287689    637.57      10285                      SHARED-DEFINED    1    SOLE
Ishares Tr S&P 500 Barra       Common    464287408    951.42      18586                      SHARED-DEFINED    1    SOLE
J P Morgan Chase & Co          Common    46625H100  1,685.54      38465                      SHARED-DEFINED    1    SOLE
JOHNSON & JOHNSON              Common    478160104  1,673.59      27480                      SHARED-DEFINED    1    SOLE
KRAFT FOODS INC CL A           Common    50075N104    429.07      16309                      SHARED-DEFINED    1    SOLE
LILLY ELI & COMPANY            Common    532457108    353.05      10686                      SHARED-DEFINED    1    SOLE
Lowes Companies Inc            Common    548661107    393.88      18809                      SHARED-DEFINED    1    SOLE
Mc Donalds Corp                Common    580135101    701.11      12285                      SHARED-DEFINED    1    SOLE
Medtronic Inc                  Common    585055106    440.31      11964                      SHARED-DEFINED    1    SOLE
MERCK & CO INC                 Common    589331107    775.69      24524                      SHARED-DEFINED    1    SOLE
METLIFE INC                    Common    59156R108    422.77      11105                      SHARED-DEFINED    1    SOLE
MICROSOFT CORP                 Common    594918104  1,838.05      71463                      SHARED-DEFINED    1    SOLE
MORGAN STANLEY                 Common    617446448    503.41      16299                      SHARED-DEFINED    1    SOLE
NEWS CORP INC DELA CL A        Common    65248E104    261.27      21845                      SHARED-DEFINED    1    SOLE
ORACLE CORPORATION             Common    68389X105    864.80      41497                      SHARED-DEFINED    1    SOLE
PEPSICO INCORPORATED           Common    713448108  1,095.06      18664                      SHARED-DEFINED    1    SOLE
PFIZER INCORPORATED            Common    717081103  1,030.77      62279                      SHARED-DEFINED    1    SOLE
PHILIP MORRIS INTL INC         Common    718172109  1,158.26      23764                      SHARED-DEFINED    1    SOLE
Procter & Gamble Co            Common    742718109  1,843.01      31786                      SHARED-DEFINED    1    SOLE
Qualcomm Inc                   Common    747525103    829.23      18434                      SHARED-DEFINED    1    SOLE
Schering Plough Corp           Common    806605101    663.96      23502                      SHARED-DEFINED    1    SOLE
Schlumberger Ltd.              Common    806857108    727.32      12197                      SHARED-DEFINED    1    SOLE
Schwab Charles Corp New        Common    808513105    207.01      10809                      SHARED-DEFINED    1    SOLE
Sector Spdr Fincl Select       Common    81369Y605    309.33      20705                      SHARED-DEFINED    1    SOLE
Texas Instruments Inc          Common    882508104    426.30      17993                      SHARED-DEFINED    1    SOLE
Time Warner Inc.               Common    887317303    451.48      15657                      SHARED-DEFINED    1    SOLE
U S Bancorp Del New            Common    902973304    429.69      19654                      SHARED-DEFINED    1    SOLE
United Parcel Service B        Common    911312106    587.26      10398                      SHARED-DEFINED    1    SOLE
UNITED TECHNOLOGIES CORP       Common    913017109    709.67      11646                      SHARED-DEFINED    1    SOLE
Unitedhealth Group Inc         Common    91324P102    380.66      15201                      SHARED-DEFINED    1    SOLE
Vanguard Intl Eqty Index       Common    922042775  3,430.64      79413                      SHARED-DEFINED    1    SOLE
Vanguard Materials             Common    92204A801    719.13      11300                      SHARED-DEFINED    1    SOLE
VERIZON COMMUNICATIONS;
  ODDLOT TENDER                Common    92343V104    968.10      31980                      SHARED-DEFINED    1    SOLE
Walgreen Company               Common    931422109    423.71      11307                      SHARED-DEFINED    1    SOLE
WAL-MART STORES INC            Common    931142103    986.71      20090                      SHARED-DEFINED    1    SOLE
WELLS FARGO & CO NEW           Common    949746101  1,371.24      48653                      SHARED-DEFINED    1    SOLE
Wyeth Corp.                    Common    983024100    695.23      14305                      SHARED-DEFINED    1    SOLE
WYNDHAM WORLDWIDE CORPORATION  Common    98310W108    253.79      15551                      SHARED-DEFINED    1    SOLE
Yahoo! Inc                     Common    984332106    355.81      19978                      SHARED-DEFINED    1    SOLE